Note 13 - Fair Value of Financial Instruments (Details) - Level 3 Fair Value Measurements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Fair value (in Dollars)	$ 2,473	$ 2,673
Valuation technique	Sales approach	Sales approach
December 31, 2014
Fair value (in Dollars)	$ 2,473	$ 2,673
Valuation technique	Sales approach	Sales approach
Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Construction Loans [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Fair value (in Dollars)	$ 1,147	$ 1,147
Valuation technique	Sales approach	Sales approach
December 31, 2014
Fair value (in Dollars)	$ 1,147	$ 1,147
Valuation technique	Sales approach	Sales approach
Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Fair value (in Dollars)		$ 1,679
Valuation technique		Sales approach
December 31, 2014
Fair value (in Dollars)		$ 1,679
Valuation technique		Sales approach
Commercial Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Fair value (in Dollars)		$ 2,597
Valuation technique		Income approach
December 31, 2014
Fair value (in Dollars)		$ 2,597
Valuation technique		Income approach
Commercial Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Valuation technique		Income approach
December 31, 2014
Valuation technique		Income approach
Commercial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Impaired Loans [Member]
Commercial real estate:
Fair value (in Dollars)	$ 3,779	$ 2,532
Valuation technique	Sales approach	Sales approach
December 31, 2014
Fair value (in Dollars)	$ 3,779	$ 2,532
Valuation technique	Sales approach	Sales approach
Minimum [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables	0.00%	0.00%
Minimum [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Construction Loans [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Adjustment to comparables	0.00%	5.00%
Minimum [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables		0.30%
Minimum [Member] | Commercial Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
December 31, 2014
Capitalization rate		6.50%
Minimum [Member] | Commercial Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
December 31, 2014
Capitalization rate		10.00%
Minimum [Member] | Commercial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables	0.90%	10.00%
Maximum [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables	12.50%	12.50%
Maximum [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Construction Loans [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Adjustment to comparables	35.00%	35.00%
Maximum [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables		62.00%
Maximum [Member] | Commercial Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
December 31, 2014
Capitalization rate		6.50%
Maximum [Member] | Commercial Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
December 31, 2014
Capitalization rate		10.00%
Maximum [Member] | Commercial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables	30.00%	30.00%
Weighted Average [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables	5.70%	5.70%
Weighted Average [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Construction Loans [Member] | Other Real Estate Owned [Member]
Commercial real estate:
Adjustment to comparables	15.20%	18.00%
Weighted Average [Member] | Commercial Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables		18.00%
Weighted Average [Member] | Commercial Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial Real Estate Nonowner Occupied [Member] | Impaired Loans [Member]
December 31, 2014
Capitalization rate		6.50%
Weighted Average [Member] | Commercial Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial Real Estate Owner Occupied [Member] | Impaired Loans [Member]
December 31, 2014
Capitalization rate		10.00%
Weighted Average [Member] | Commercial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Impaired Loans [Member]
Commercial real estate:
Adjustment to comparables	14.30%	21.42%